Average Annual Total Returns{- Fidelity Municipal Income Fund} - 12.31 Fidelity Municipal Income Fund PRO-08 - Fidelity Municipal Income Fund	Fidelity Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB083 Past 1 year	LB083 Past 5 years	LB083 Past 10 years
Total	4.63%	4.07%	4.92%	4.52%	3.86%	4.80%	3.89%	3.78%	4.60%	5.21%	3.91%	4.63%	5.64%	4.23%	5.07%